Trade and other payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade and other payables [Abstract]
V.A.T	$ 8,513	$ 7,473
Trade payables	102,125	86,672
Customer advance payments	481	426
Other short-term advance payments		1,558
Staff costs to be paid	9,306	17,973
Royalties to be paid	9,403	7,347
Taxes and other debts to be paid	8,963	6,651
To be paid to co-venturers	2,815	953
Total trade and other payables	141,606	129,053
Current	141,606	127,513
Non current	$ 0	$ 1,540